APPROPRIATED RESERVES	12 Months Ended
Dec. 31, 2020
APPROPRIATED RESERVES
APPROPRIATED RESERVES

NOTE 23. APPROPRIATED RESERVES

As of December 31, 2020 and December 31, 2019 the appropriated retained earnings consist of the following:

Concept	December 31, 2020	December 31, 2019
In millions of COP
Appropriation of net income(1)	13,406,195	9,406,792
Others	424,409	1,006,300
Total Appropiated reserves	13,830,604	10,413,092
(1)

The legal reserve fulfills two objetives: to increase and maintain the company's capital and to absorb economic losses. Based on the aforementioned, this amount shall not be distributed in dividends to the stockholders. In July 2020, The Bank made appropriations of legal reserve by COP 4,095,736: Bancolombia Panama COP 2,076,820, Bancolombia S.A, COP 1,290,826 and Banistmo COP 728,089.